Supplementary Financial Statement Information (Details) - Schedule of Fiannce Income (Expenses), Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fiannce Income (Expenses), Net [Abstract]
Interest income	$ 1,565	$ 835	$ 120
(Loss) income related to marketable securities		(1,983)	5,590
Exchange differences, net	(1,224)	(4,101)	(562)
Bank commissions and other expenses	(14)	(14)	(328)
Other income (expenses), net	$ 327	$ (5,263)	$ 4,820